Leases - Maturity analysis of the Company's (Details) - Dec. 31, 2022 ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)
Future minimum lease payments
2023	¥ 650,617	$ 94,331
2024	497,166	72,082
2025	274,728	39,832
2026	67,483	9,784
2027 and after	75,197	10,903
Total undiscounted cash flows	1,565,191	226,932
Less: imputed interest	(92,373)	(13,393)
Present value of lease liabilities	¥ 1,472,818	$ 213,539